EMPLOYEE BENEFITS (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS [Abstract]
Employee benefit expenses	37,134,122	72,700,241	40,122,159
Accrued employee benefits	154,819,927	118,271,256
Penalty accrued for employee benefits	12,063,712	1,773,995